First-time adoption - Reconciliation Of Equity Pursuant To First Time Adoption Of Ifrs (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019
Current assets
Cash and cash equivalents	¥ 5,100,857	¥ 4,098,450	¥ 3,602,805	¥ 3,602,805
Trade accounts and other receivables	2,958,742	2,648,360	2,954,617
Receivables related to financial services	6,756,189	6,621,604	6,657,367
Other financial assets	4,215,457	2,143,602	2,640,392
Inventories		2,533,892	2,731,040
Income tax receivable	112,458	237,609	84,574
Other current assets		679,804	507,654
Total current assets	22,776,800	18,963,320	19,178,450
Non-current assets
Investments accounted for using the equity method	4,160,803	4,297,564	3,467,242
Receivables related to financial services	12,449,525	10,417,797	10,281,028
Other financial assets	9,083,914	7,901,517	7,769,740
Property, plant and equipment [abstract]
Land	1,345,037	1,318,964	1,359,271
Buildings	4,999,206	4,741,451	4,833,278
Machinery and equipment	12,753,951	11,979,449	11,956,773
Vehicles and equipment on operating leases	6,203,721	5,928,833	6,139,163
Construction in progress	675,875	517,460	656,067
Total property, plant and equipment, at cost	25,977,791	24,486,156	24,944,551
Less-Accumulated depreciation and impairment losses	(14,566,638)	(13,952,141)	(14,260,446)
Total property, plant and equipment, net	11,411,153	10,534,016	10,684,105
Right of use assets	390,144	337,335	396,830
Intangible assets	1,108,634	1,000,257	908,737
Deferred tax assets	336,224	326,364	446,383
Other non-current assets	549,942	194,192	283,889
Total non-current assets	39,490,339	35,009,043	34,237,955
Total assets	62,267,140	53,972,363	53,416,405
Current liabilities
Trade accounts and other payables	4,045,939	3,498,029	3,856,133
Other payables	1,092,223	1,143,605	1,181,613
Short-term and current portion of long-term debt	12,212,060	9,906,755	9,701,813
Accrued expenses	1,397,140	1,256,794	1,350,252
Other financial liabilities	763,875	538,740	475,302
Income taxes payable	350,880	212,276	321,316
Liabilities for quality assurance	1,482,872	1,552,970	1,769,514
Other current liabilities	1,207,700	1,176,645	1,008,032
Total current liabilities	21,460,466	18,142,209	18,482,362
Non-current liabilities
Long-term debt	13,447,575	11,434,219	11,342,315
Other financial liabilities	323,432	360,588	189,957
Retirement benefit liabilities	1,035,096	1,022,161	1,002,710
Deferred tax liabilities	1,247,220	1,198,005	1,227,292
Other non-current liabilities	465,021	476,169	516,560
Total non-current liabilities	16,518,344	14,491,142	14,278,833
Total liabilities	37,978,811	32,633,351	32,761,195
Shareholders' equity
Common stock	397,050	397,050	397,050
Additional paid-in capital	497,275	489,334	487,162
Retained earnings	24,104,176	22,234,061	20,613,776
Other components of equity	1,307,726	585,549	1,016,035
Treasury stock	(2,901,680)	(3,087,106)	(2,606,925)
Total Toyota Motor Corporation shareholders' equity	23,404,547	20,618,888	19,907,100
Non-controlling interests	883,782	720,124	748,110
Total shareholders' equity	24,288,329	21,339,012	20,655,210	¥ 20,655,210
Total shareholders' equity		21,339,012	20,655,210
Total liabilities and shareholders' equity	¥ 62,267,140	53,972,363	53,416,405
Previous GAAP [Member]
Current assets
Cash and cash equivalents		4,190,518	3,574,704
Trade accounts and other receivables		2,094,894	2,372,734
Other receivables		564,854	568,156
Receivables related to financial services		6,614,171	6,647,771
Other financial assets		828,220	1,126,352
Marketable securities		678,731	1,127,160
Inventories		2,434,918	2,656,396
Other current assets		1,236,225	805,964
Total current assets		18,642,531	18,879,237
Non-current assets
Investments accounted for using the equity method		4,123,453	3,313,723
Receivables related to financial services		10,423,858	10,281,118
Other financial assets		7,348,651	7,479,926
Employees receivables		21,484	21,683
Property, plant and equipment [abstract]
Land		1,346,988	1,386,308
Buildings		4,730,783	4,802,175
Machinery and equipment		11,939,121	11,857,425
Vehicles and equipment on operating leases		5,929,233	6,139,163
Construction in progress		510,963	651,713
Total property, plant and equipment, at cost		24,457,088	24,836,784
Less-Accumulated depreciation and impairment losses		(13,855,563)	(14,151,290)
Total property, plant and equipment, net		10,601,525	10,685,494
Other non-current assets		1,518,934	1,275,768
Total non-current assets		34,037,905	33,057,712
Total assets		52,680,436	51,936,949
Current liabilities
Trade accounts and other payables		2,434,180	2,645,984
Other payables		1,020,270	1,102,802
Short-term and current portion of long-term debt		5,286,026	5,344,973
Current portion of long-term debt		4,574,045	4,254,260
Accrued expenses		2,926,052	3,222,446
Income taxes payable		218,117	320,998
Other current liabilities		1,443,687	1,335,475
Total current liabilities		17,902,377	18,226,938
Non-current liabilities
Long-term debt		10,692,898	10,550,945
Retirement benefit liabilities		978,626	963,406
Deferred tax liabilities		1,043,169	1,014,851
Other non-current liabilities		821,515	615,599
Total non-current liabilities		13,536,208	13,144,801
Total liabilities		31,438,585	31,371,739
Mezzanine equity		504,169	498,073
Shareholders' equity
Common stock		397,050	397,050
Additional paid-in capital		489,334	487,162
Retained earnings		23,427,613	21,987,515
Other components of equity		(1,166,273)	(916,650)
Treasury stock		(3,087,106)	(2,606,925)
Total Toyota Motor Corporation shareholders' equity		20,060,618	19,348,152
Non-controlling interests		677,064	718,985
Total shareholders' equity		20,737,682	20,067,137
Total shareholders' equity		21,241,851	20,565,210
Total liabilities and shareholders' equity		52,680,436	51,936,949
Effect of transition to IFRSs [Member]
Current assets
Trade accounts and other receivables		564,854	568,156
Other receivables		(564,854)	(568,156)
Other financial assets		1,316,339	1,508,812
Marketable securities		(678,731)	(1,127,160)
Income tax receivable		237,333	84,281
Other current assets		(578,614)	(297,502)
Total current assets		296,327	168,431
Non-current assets
Investments accounted for using the equity method		81,731	54,004
Receivables related to financial services		49
Other financial assets		502,296	238,009
Employees receivables		(21,484)	(21,683)
Property, plant and equipment [abstract]
Land		165	1,353
Buildings		(19,860)	(14,489)
Machinery and equipment		(43,092)	(6,097)
Construction in progress		60	61
Total property, plant and equipment, at cost		(62,728)	(19,172)
Less-Accumulated depreciation and impairment losses		2,355	(8,140)
Total property, plant and equipment, net		(60,373)	(27,313)
Right of use assets		337,442	27,313
Intangible assets		374,263	297,394
Deferred tax assets		354,785	501,872
Other non-current assets		(1,331,576)	(991,888)
Total non-current assets		237,133	77,709
Total assets		533,460	246,140
Current liabilities
Trade accounts and other payables		1,064,224	1,180,657
Other payables		(1,020,270)	(1,102,802)
Short-term and current portion of long-term debt		4,611,537	4,254,260
Current portion of long-term debt		(4,574,045)	(4,254,260)
Accrued expenses		(1,689,158)	(1,870,433)
Other financial liabilities		546,378	475,409
Liabilities for quality assurance		1,553,816	1,769,275
Other current liabilities		(252,101)	(339,131)
Total current liabilities		240,382	112,975
Non-current liabilities
Long-term debt		739,633	498,073
Other financial liabilities		360,588	189,957
Retirement benefit liabilities		41,356	37,532
Deferred tax liabilities		1,487	11,670
Other non-current liabilities		(345,816)	(105,994)
Total non-current liabilities		797,247	631,238
Total liabilities		1,037,629	744,213
Mezzanine equity		(504,169)	(498,073)
Shareholders' equity
Total shareholders' equity		(504,169)	(498,073)
Total liabilities and shareholders' equity		533,460	246,140
Adjustment of recognition and measurement [Member]
Current assets
Cash and cash equivalents		(92,068)	28,101
Trade accounts and other receivables		(11,389)	13,728
Receivables related to financial services		7,433	9,596
Other financial assets		(958)	5,228
Inventories		98,974	74,644
Income tax receivable		275	293
Other current assets		22,193	(807)
Total current assets		24,462	130,781
Non-current assets
Investments accounted for using the equity method		92,380	99,516
Receivables related to financial services		(6,109)	(90)
Other financial assets		50,570	51,806
Property, plant and equipment [abstract]
Land		(28,189)	(28,391)
Buildings		30,528	45,593
Machinery and equipment		83,419	105,445
Vehicles and equipment on operating leases		(400)
Construction in progress		6,438	4,293
Total property, plant and equipment, at cost		91,797	126,939
Less-Accumulated depreciation and impairment losses		(98,933)	(101,016)
Total property, plant and equipment, net		(7,136)	25,923
Right of use assets		(107)	369,517
Intangible assets		625,994	611,343
Deferred tax assets		(28,420)	(55,489)
Other non-current assets		6,834	9
Total non-current assets		734,005	1,102,535
Total assets		758,468	1,233,316
Current liabilities
Trade accounts and other payables		(375)	29,492
Short-term and current portion of long-term debt		9,192	102,580
Accrued expenses		19,901	(1,761)
Other financial liabilities		(7,637)	(107)
Income taxes payable		(5,841)	318
Liabilities for quality assurance		(846)	239
Other current liabilities		(14,942)	11,688
Total current liabilities		(549)	142,449
Non-current liabilities
Long-term debt		1,688	293,298
Retirement benefit liabilities		2,179	1,771
Deferred tax liabilities		153,349	200,771
Other non-current liabilities		471	6,955
Total non-current liabilities		157,687	502,794
Total liabilities		157,138	645,244
Shareholders' equity
Retained earnings		(1,193,552)	(1,373,738)
Other components of equity		1,751,822	1,932,686
Total Toyota Motor Corporation shareholders' equity		558,270	558,947
Non-controlling interests		43,060	29,125
Total shareholders' equity		601,330	588,072
Total shareholders' equity		601,330	588,072
Total liabilities and shareholders' equity		¥ 758,468	¥ 1,233,316